UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04632

The European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

The European Equity Fund, Inc.

Schedule of Investments	as of September 30, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks 90.7%
Germany 19.6%
Automobiles 2.1%
Daimler AG (Registered)	22,000	1,591,769

Chemicals 2.1%
Evonik Industries AG	48,000	1,602,056

Diversified Telecommunication Services 2.7%
Telefonica Deutschland Holding AG	342,000	2,083,750

Electrical Equipment 2.5%
OSRAM Licht AG	38,000	1,959,359

Insurance 2.6%
Allianz SE (Registered)	12,902	2,018,865

Multi-Utilities 2.0%
E.ON SE	180,000	1,541,741

Pharmaceuticals 0.9%
Merck KGaA	8,000	705,926

Software 2.4%
SAP SE	29,000	1,874,990

Thrifts & Mortgage Finance 2.3%
Aareal Bank AG	50,000	1,771,732

Total Germany (Cost $16,042,920)		15,150,188

France 18.4%
Banks 3.1%
BNP Paribas SA	41,000	2,399,714

Commercial Services & Supplies 3.2%
Societe BIC SA	16,000	2,477,747

Diversified Telecommunication Services 3.0%
Orange SA	152,000	2,292,808

Health Care Equipment & Supplies 3.0%
Essilor International SA	19,000	2,308,495

Insurance 2.1%
AXA SA	66,000	1,593,119

Media 4.0%
Lagardere SCA	58,000	1,600,940
Vivendi SA	64,000	1,508,784
		3,109,724
Total France (Cost $13,015,677)		14,181,607

United Kingdom 12.6%
Airlines 2.2%
easyJet PLC	63,000	1,695,386

Banks 2.4%
Lloyds Banking Group PLC	1,600,000	1,821,157

Household Products 2.9%
Reckitt Benckiser Group PLC	25,000	2,266,678

Media 2.3%
ITV PLC	470,000	1,750,949

	Shares	Value ($)
Wireless Telecommunication Services 2.8%
Vodafone Group PLC	687,000	2,168,699

Total United Kingdom (Cost $9,739,469)		9,702,869

Netherlands 12.1%
Banks 1.8%
ING Groep NV (CVA)	98,000	1,383,133

Oil, Gas & Consumable Fuels 2.4%
Royal Dutch Shell PLC "B"	79,000	1,869,936

Personal Products 2.9%
Unilever NV (CVA)	56,000	2,242,379

Semiconductors & Semiconductor Equipment 2.0%
ASML Holding NV	18,000	1,569,656

Specialty Retail 3.0%
GrandVision NV 144A	90,000	2,302,470

Total Netherlands (Cost $10,581,794)		9,367,574

Switzerland 10.0%
Capital Markets 2.9%
Partners Group Holding AG	6,600	2,229,821

Chemicals 2.1%
Syngenta AG (Registered)	5,000	1,596,419

Life Sciences Tools & Services 1.2%
Lonza Group AG (Registered)*	7,000	915,192

Pharmaceuticals 1.9%
Novartis AG (Registered)	16,000	1,463,325

Specialty Retail 1.9%
Dufry AG (Registered)*	13,000	1,516,112

Total Switzerland (Cost $8,426,198)		7,720,869

Spain 5.4%
Construction & Engineering 2.6%
Ferrovial SA	83,000	1,976,150

Electric Utilities 2.8%
Red Electrica Corp SA	26,000	2,150,668

Total Spain (Cost $3,634,976)		4,126,818

Denmark 3.2%
Chemicals 3.2%
Chr Hansen Holding A/S (Cost $1,976,325)	44,000	2,454,755

Czech Republic 2.8%
Banks 2.8%
Komercni banka A/S (Cost $2,207,705)	10,000	2,161,963

Belgium 2.4%
Banks 2.4%
KBC Groep NV (Cost $1,624,222)	30,000	1,886,760

	Shares	Value ($)
Sweden 2.4%
Household Products 2.4%
Svenska Cellulosa AB SCA "B" (Cost $1,623,141)	65,000	1,811,280

Norway 1.8%
Diversified Telecommunication Services 1.8%
Telenor ASA (Cost $1,764,518)	75,000	1,397,062

Total Common Stocks 90.7% (Cost $70,636,945)		69,961,745

Cash Equivalents 2.6%
Central Cash Management Fund, 0.12%
(Cost $2,029,723)(a)	2,029,723	2,029,723

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $72,666,668)**	93.3	71,991,468
Other Assets and Liabilities, Net	6.7	5,208,443
Net Assets	100.0	77,199,911

*	Non-income producing security.

**	The cost for federal income tax purposes was $72,821,930. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $830,462. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,253,237 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,083,699.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A	-	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CVA	-	Certificaten Van Aandelen (Certificate of Stock).

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

At September 30, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Dax Index Future	EUR	12/18/2015	(18)	(5,139,193)	299,287

Currency Abbreviation
EUR Euro

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (b)
Germany	$ 15,150,188	$ —	$ —	$ 15,150,188
France	14,181,607	—	—	14,181,607
United Kingdom	9,702,869	—	—	9,702,869
Netherlands	9,367,574	—	—	9,367,574
Switzerland	7,720,869	—	—	7,720,869
Spain	4,126,818	—	—	4,126,818
Denmark	2,454,755	—	—	2,454,755
Czech Republic	2,161,963	—	—	2,161,963
Belgium	1,886,760	—	—	1,886,760
Sweden	1,811,280	—	—	1,811,280
Norway	1,397,062	—	—	1,397,062
Short-Term Instruments (b)	2,029,723	—	—	2,029,723
Derivatives (c)
Futures Contracts	299,287	—	—	299,287
Total	$ 72,290,755	$ —	$ —	$ 72,290,755

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(b) See Schedule of Investments for additional detailed categorizations.

(c) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015